Leases - Schedule of Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit or Loss [Abstract]
Interest on lease liabilities	$ 23,700	$ 48,363	$ 42,130
Depreciation charge of right-of-use assets	712,003	743,956	871,157
Expense relating to short-term leases	11,126	42,931	157,264
Loss on lease modifications			65,406
Total amount recognized in profit or loss	$ 746,829	$ 835,250	$ 1,135,957